GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill

	December 31, 2011	December 31, 2010	June 30, 2010
Balance at beginning of the year	1,295.2	1,154.9	1,084.7
Translation adjustment	(219.8)	140.3	70.2

Balance at end of the year	1,075.4	1,295.2	1,154.9